REPORTABLE SEGMENTS (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer One [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	54.00%	44.00%	40.00%
Customer Two [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	9.00%	8.00%	9.00%
Customer Three [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	7.00%	7.00%	7.00%
Customer Four [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	4.00%	5.00%	7.00%